Earnings Per Share (Tables)	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the computation of basic and diluted net loss per share for the period indicated:

	Sixteen Weeks Ended
	April 21, 2014	April 22, 2013
Net loss (in thousands):	$(9,988)	$(1,391)
Shares:
Basic and diluted weighted average shares outstanding	13,220,268	12,561,414
Earnings per share:
Basic EPS	$(0.76)	$(0.11)
Diluted EPS	$(0.76)	$(0.11)

The following table presents the computation of basic and diluted net loss per share for the period indicated:

	2013	2012	2011
Historical net loss per share:
Net loss	$(3,715,096)	$(252,895)	$(26,925)
Weighted average shares outstanding, basic and diluted	12,561,414	12,561,414	12,561,414
Net loss per share, basic and diluted	$(0.30)	$(0.02)	$—